Operating Leases (Details Narrative) (Integrated Medicine and Chiropractic Regeneration Center PSC) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Lease expiration, description			expire on various dates through 2027
Operating leases rent expense			$ 4,010,177	$ 114,670	$ 191,758	$ 0
Integrated Medicine and Chiropractic Regeneration Center PSC [Member]
Lease expiration, description	expire on various dates through 2024				expire on various dates through 2024
Operating leases rent expense	$ 49,067	$ 45,850			$ 191,760	$ 149,189